Form N-CSR Cover	6 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JP Morgan Fleming Mutual Fund Group Inc
Entity Central Index Key	0001037897
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024